Financial gain (loss)	6 Months Ended
Jun. 30, 2026
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Interest on bond loans	(1,981)	—	(4,136)	—
Interest on convertible loan notes	(1,372)	—	(2,728)	—
Interest on PGE	(22)	—	(44)	—
Interest on royalty certificates	(129)	(719)	(1,112)	(3,246)
Interest on lease liabilities	(17)	(11)	(36)	(24)
(Increase) / decrease in derivatives fair value	(536)	—	(482)	—
Loss on derecognition of financial liabilities	—	(43,205)	—	(43,205)
Foreign exchange losses	(1,352)	(188)	(2,306)	(2,411)
Other financial expense	(7)	(6)	(14)	(12)
Financial expenses	(5,415)	(44,130)	(10,857)	(48,899)
Interest income	190	1,210	1,049	1,855
(Increase) / decrease in derivatives fair value	156	—	72	—
Increase / (decrease) in other assets / (liabilities) at fair value through profit and loss	2,765	2,145	1,801	5,420
Effect of unwinding the discount related to advances made to CROs	129	69	362	193
Day-one gain on recognition of financial liabilities	147	—	295	—
Foreign exchange gains	110	1,308	189	10,024
Financial income	3,497	4,733	3,769	17,491
Financial gain (loss)	(1,918)	(39,397)	(7,088)	(31,408)
Financial expenses
Interest on bond loans for the three- and six-month periods ended June 30, 2025 consists of interests from the Kreos / Claret B and C tranches (non-convertible bonds), drawn down in March and June 2024, respectively, and redeemed in December 2025 (see Note
15.1).
Interest on convertible loan notes for the three- and six-month periods ended June 30, 2025 corresponds to interests from the Kreos /
Claret OCABSA (tranche A) and from the Heights notes, which were converted into ordinary shares of the Group during the second half of 2025 (see Notes 15.1 and 15.2).
Interest on royalty certificates reflects the non-cash effective interest expense arising from the measurement of the instruments at amortized cost (see Note 15.5.). As of June 30, 2025, the Group revised the development and commercialization plans of obefazimod and reassessed its estimate of future royalty cash flows accordingly. This change in estimate resulted in a remeasurement of the certificates’ amortized cost, using the original EIR of 34% calculated at the date of issuance, which led to a decrease by €940 thousand of the royalty certificates liability. The resulting gain recorded in June 2025 explains the variance between the interest on royalty certificates recorded for the three- and six-month periods ended June 30, 2025.
The royalty certificates were repurchased by the Group on May 7, 2026, and subsequently cancelled. The loss resulting from their derecognition is presented in the line item "Loss on derecognition of financial liabilities" (see Note 3.3 and 15.5).
Increases and decreases in the fair value of derivatives for the six-month period ended June 30, 2025 relate to the Kreos / Claret BSA and MRI and are detailed in Notes 15.1, 15.2 and 15.7.
The increase in other assets at FVTPL for the three- and six- month period ended June 30, 2026 relate to revaluation of cash equivalents that are measured at fair value through profit or loss (mutual funds and structured notes) (see Note 11).
Foreign exchange losses for the three- and six-month period ended June 30, 2025 primarily relate to the translation of cash and cash equivalents held in U.S. dollars into the Company's functional currency as of June 30, 2025, and to other realized and unrealized losses on foreign exchange transactions. Foreign exchange losses for the six-month period ended June 30, 2026 relate to an intercompany payable with the Subsidiary denominated in U.S. dollars, which settlement during the first quarter of 2026 resulted in a net loss of
€1,835 thousand, and to other realized and unrealized losses on foreign exchange transactions (see Note 11).
Financial income
Interest income mainly relates to proceeds invested in cash equivalents and other investments measured at amortized cost, while increases in assets measured at FVTPL mainly relate to proceeds invested in cash equivalents measured at FVTPL. These proceeds primarily originate from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private
Placement from October 2023, (ii) the Kreos / Claret and Heights Financings and (iii) the Group's 2025 Offering (see Note 11).
The decrease in other liabilities at FVTPL mainly relate to the Heights Convertible Notes for the three- and six-month periods ended
June 30, 2025 (see Note 15.2).
Foreign exchange gains for the three- and six-months period ended June 30, 2026 relate to (i) the revaluation of the intercompany current account with the Subsidiary denominated in U.S. dollars, resulting in a net gain of €6,733 thousand, (ii) the translation of cash and cash equivalents held in U.S. dollars into the Company's functional currency as of June 30, 2026, resulting in a net gain of
€2,736 thousand (see Note 11), and (iii) other realized and unrealized gains on foreign exchange transactions.